Equipment (Details) (USD $)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Equipment [Abstract]
Equipment, gross	$ 5,485,000	$ 5,128,000
Less accumulated depreciation and amortization	(3,277,000)	(3,476,000)
Equipment, net	2,208,000	1,652,000
Disposals of fully depreciated assets	390,000	322,000
Depreciation	355,000	471,000	466,000
Machinery and equipment [Member]
Equipment [Abstract]
Equipment, gross	4,004,000	3,496,000
Machinery and equipment [Member] | Minimum [Member]
Equipment [Abstract]
Estimated Useful Life	3 years
Machinery and equipment [Member] | Maximum [Member]
Equipment [Abstract]
Estimated Useful Life	10 years
Computer and software [Member]
Equipment [Abstract]
Equipment, gross	744,000	864,000
Computer and software [Member] | Minimum [Member]
Equipment [Abstract]
Estimated Useful Life	2 years
Computer and software [Member] | Maximum [Member]
Equipment [Abstract]
Estimated Useful Life	5 years
Office equipment [Member]
Equipment [Abstract]
Equipment, gross	542,000	563,000
Office equipment [Member] | Minimum [Member]
Equipment [Abstract]
Estimated Useful Life	5 years
Office equipment [Member] | Maximum [Member]
Equipment [Abstract]
Estimated Useful Life	10 years
Leasehold improvements [Member]
Equipment [Abstract]
Equipment, gross	$ 195,000	$ 205,000
Estimated Useful Life	5 years